UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

               Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Troob Capital Management (Offshore) LLC
Address: 777 Westchester Avenue, Suite 203
         White Plains, New York 10604

13F File Number:  028-11215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Peter Troob
-
(Signature)

White Plains, New York
-
(City, State)

February 12, 2007
-
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F Summary Page

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $35,054  (thousands)

List of Other Included Managers:

         None


                                                          FORM 13F

                                                              (SEC USE ONLY)

QTR ENDED: 12/31/06  Name of Reporting Managers: Troob Capital Management (Offshore) LLC


        Item 1:            Item 2:    Item3:    Item 4:   Item 5:            Item 6:        Item 7:      Item 8:


     Name of Issuer     Title of Clas  CUSIP   Fair Market Shares or               Investment   Other       Voting Authority
                                                  Value    Principal  Sh/   Put/   Discretion  Managers
                                               (x $1000)   Amount     Prn   Call                       (a) Sole (b) Shared (c) None


AMR Corp                      COM     001765956       626     1,181    SH    Put     SOLE                1,181
Atlas Air Worldwide           COM     049164205     5,581   125,422    SH            SOLE              125,422
CVS Corp                      COM     126650100     2,643    85,521    SH            SOLE               85,521
Comcast  Corp New             COM     20030N951       235     1,205    SH    Put     SOLE                1,205
Constar International Inc New COM     21036U107     4,941   705,810    SH            SOLE              705,810
Ford Motor Co               COM PAR   345370860     3,438   457,784    SH            SOLE              457,784
IShares Russell 2000     Russell 2000 464287958       637     3,311    SH    Put     SOLE                3,311
Paxar Corp                    COM     74157K101     1,040   615,178    SH            SOLE              615,178
Rite Aid Corporation          COM     767754104     2,075   381,503    SH            SOLE              381,503
Saks Inc                      COM     79377W108     1,872   105,076    SH            SOLE              105,076
US Airways Group              COM     90341W958        45       137    SH    Put     SOLE                  137
United Rentals Inc            COM     911363909       318     1,654    SH   Call     SOLE                1,654
United Rentals Inc            COM     911363109     4,482   176,252    SH            SOLE              176,252

                                     Value Total:  35,054

                                     Entry Total:      14